Schedule of Share Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,573	$ 403	$ 284
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	137	39	32
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	172	73	58
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	347	126	81
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 917	$ 165	$ 113